Commitment and Contingencies (Details Narrative)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Apr. 20, 2021 USD ($)	Apr. 20, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Project cost			$ 5,221,922	¥ 37,064,159	$ 4,931,105	¥ 35,000,000
payments to employees					2,395,142	17,000,000
Construction costs			$ 7,171,990	¥ 50,905,352	$ 6,519,991	¥ 46,277,593
Other costs totalling	$ 7,163,361	¥ 50,844,103.89					$ 46,454	¥ 300,000